Provisions - Schedule of Changes in Provision - Retirement Benefit Plan (Detail) - Retirements bonus plan [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Beginning balance	$ 542	$ 476
Current service costs		39
Interest expense on obligation	81	37
Actuarial (gains) losses	33	(24)
Payments of benefits	(6)	(5)
Exchange differences	37	19
Ending balance	$ 687	$ 542